Quarterly Holdings Report
for

Fidelity Advisor® Diversified Stock Fund

June 30, 2021

ADESI-QTLY-0821
1.804792.117

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 13.7%
Entertainment - 1.5%
Activision Blizzard, Inc.	76,949	$7,344,013
Electronic Arts, Inc.	30,767	4,425,218
Live Nation Entertainment, Inc. (a)	65,300	5,719,627
Roblox Corp. (a)	65,400	5,884,692
The Walt Disney Co. (a)	112,900	19,844,433
		43,217,983
Interactive Media & Services - 11.4%
Alphabet, Inc. Class C (a)	92,871	232,764,443
Facebook, Inc. Class A (a)	290,540	101,023,663
LegalZoom.com, Inc.	10,500	294,000
Snap, Inc. Class A (a)	57,700	3,931,678
		338,013,784
Media - 0.3%
Endeavor Group Holdings, Inc. (a)(b)	22,100	612,391
Endeavor Group Holdings, Inc. (a)	268,422	6,694,176
		7,306,567
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.	107,774	15,608,908

TOTAL COMMUNICATION SERVICES		404,147,242

CONSUMER DISCRETIONARY - 14.5%
Automobiles - 1.0%
General Motors Co. (a)	458,900	27,153,113
Thor Industries, Inc. (b)	12,898	1,457,474
		28,610,587
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	3,668	539,599
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A	92,100	14,104,194
Booking Holdings, Inc. (a)	5,584	12,218,295
Churchill Downs, Inc.	9,631	1,909,442
Compass Group PLC (a)	173,300	3,651,070
Flutter Entertainment PLC (a)	14,255	2,592,055
Hilton Worldwide Holdings, Inc. (a)	16,300	1,966,106
Las Vegas Sands Corp. (a)	33,300	1,754,577
Marriott International, Inc. Class A (a)	129,300	17,652,036
Penn National Gaming, Inc. (a)	78,374	5,994,827
Royal Caribbean Cruises Ltd. (a)	11,400	972,192
Starbucks Corp.	58,742	6,567,943
		69,382,737
Household Durables - 1.3%
D.R. Horton, Inc.	190,213	17,189,549
Lennar Corp. Class A	98,891	9,824,821
NVR, Inc. (a)	750	3,729,975
Toll Brothers, Inc.	110,694	6,399,220
		37,143,565
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc. (a)	40,453	139,164,792
Revolve Group, Inc. (a)	25,900	1,784,510
thredUP, Inc. (a)	8,900	258,812
Wayfair LLC Class A (a)	5,263	1,661,582
		142,869,696
Leisure Products - 0.3%
Allstar Co-Invest Blocker LP (a)(c)	27,976	7,259,492
BRP, Inc.	15,400	1,205,066
		8,464,558
Specialty Retail - 3.2%
American Eagle Outfitters, Inc.	158,593	5,951,995
Aritzia LP (a)	83,700	2,503,708
Burlington Stores, Inc. (a)	1,000	321,990
Gap, Inc.	398,900	13,422,985
Industria de Diseno Textil SA	771,300	27,232,149
Lowe's Companies, Inc.	36,282	7,037,620
RH (a)	4,858	3,298,582
The Home Depot, Inc.	55,640	17,743,040
TJX Companies, Inc.	245,325	16,539,812
Urban Outfitters, Inc. (a)	14,700	605,934
		94,657,815
Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd. (a)	90,500	5,175,695
LVMH Moet Hennessy Louis Vuitton SE	14,348	11,286,955
Moncler SpA	62,067	4,199,385
NIKE, Inc. Class B	35,981	5,558,705
Ralph Lauren Corp.	32,100	3,781,701
Tapestry, Inc. (a)	367,100	15,961,508
Tory Burch LLC (a)(c)(d)(e)	28,846	1,252,481
		47,216,430

TOTAL CONSUMER DISCRETIONARY		428,884,987

CONSUMER STAPLES - 3.0%
Beverages - 2.6%
Constellation Brands, Inc. Class A (sub. vtg.)	3,400	795,226
Diageo PLC	534,000	25,593,834
Monster Beverage Corp. (a)	302,004	27,588,065
The Coca-Cola Co.	392,600	21,243,586
		75,220,711
Food & Staples Retailing - 0.1%
U.S. Foods Holding Corp. (a)	47,692	1,829,465
Food Products - 0.0%
Mondelez International, Inc.	19,149	1,195,664
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	29,804	9,480,056

TOTAL CONSUMER STAPLES		87,725,896

ENERGY - 5.5%
Energy Equipment & Services - 0.5%
Halliburton Co.	237,800	5,497,936
Schlumberger Ltd.	320,500	10,259,205
		15,757,141
Oil, Gas & Consumable Fuels - 5.0%
Antero Resources Corp. (a)	386,200	5,804,586
Devon Energy Corp.	193,500	5,648,265
EOG Resources, Inc.	286,300	23,888,872
Exxon Mobil Corp.	443,300	27,963,364
Hess Corp.	212,200	18,529,304
Pioneer Natural Resources Co.	82,900	13,472,908
Range Resources Corp. (a)(b)	767,400	12,861,624
Reliance Industries Ltd.	239,181	6,788,508
Suncor Energy, Inc.	1,371,800	32,856,359
		147,813,790

TOTAL ENERGY		163,570,931

FINANCIALS - 14.7%
Banks - 6.2%
Bank of America Corp.	1,573,080	64,858,088
JPMorgan Chase & Co.	253,187	39,380,706
M&T Bank Corp.	116,000	16,855,960
PNC Financial Services Group, Inc.	16,936	3,230,711
Starling Bank Ltd. Series D (a)(e)	785,100	1,405,701
Truist Financial Corp.	14,056	780,108
Wells Fargo & Co.	1,276,500	57,812,685
		184,323,959
Capital Markets - 3.4%
Bank of New York Mellon Corp.	75,700	3,878,111
BlackRock, Inc. Class A	20,900	18,286,873
Charles Schwab Corp.	13,000	946,530
Coinbase Global, Inc. (a)(b)	13,100	3,318,230
Goldman Sachs Group, Inc.	51,600	19,583,748
Morgan Stanley	481,500	44,148,735
Morningstar, Inc.	12,361	3,178,137
MSCI, Inc.	14,334	7,641,169
		100,981,533
Consumer Finance - 2.6%
American Express Co.	188,600	31,162,378
Capital One Financial Corp.	218,800	33,846,172
Discover Financial Services	113,400	13,414,086
		78,422,636
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	61,433	17,073,459
Flywire Corp. (a)	5,800	213,092
KKR Renaissance Co-Invest LP unit (a)(c)	10,187	6,019,961
		23,306,512
Insurance - 1.7%
American Financial Group, Inc.	54,000	6,734,880
Arthur J. Gallagher & Co.	130,700	18,308,456
Hartford Financial Services Group, Inc.	59,000	3,656,230
MetLife, Inc.	93,700	5,607,945
Progressive Corp.	121,800	11,961,978
The Travelers Companies, Inc.	21,800	3,263,678
		49,533,167

TOTAL FINANCIALS		436,567,807

HEALTH CARE - 10.3%
Biotechnology - 1.4%
AbbVie, Inc.	137,470	15,484,621
Biogen, Inc. (a)	6,505	2,252,486
Generation Bio Co.	9,700	260,930
Novavax, Inc. (a)	10,500	2,229,255
Regeneron Pharmaceuticals, Inc. (a)	35,747	19,966,129
Revolution Medicines, Inc. (a)	40,553	1,287,152
		41,480,573
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	246,200	10,527,512
Danaher Corp.	11,450	3,072,722
DexCom, Inc. (a)	2,198	938,546
Hologic, Inc. (a)	28,328	1,890,044
Stryker Corp.	127,100	33,011,683
		49,440,507
Health Care Providers & Services - 3.3%
Cigna Corp.	114,071	27,042,812
Guardant Health, Inc. (a)	3,900	484,341
Humana, Inc.	58,175	25,755,236
UnitedHealth Group, Inc.	108,108	43,290,768
		96,573,157
Life Sciences Tools & Services - 1.6%
Bio-Techne Corp.	1,400	630,364
Bruker Corp.	253,292	19,245,126
Maravai LifeSciences Holdings, Inc.	40,700	1,698,411
Sartorius Stedim Biotech	6,666	3,152,989
Thermo Fisher Scientific, Inc.	46,826	23,622,312
		48,349,202
Pharmaceuticals - 2.3%
Eli Lilly & Co.	202,551	46,489,506
Royalty Pharma PLC	61,500	2,520,885
Zoetis, Inc. Class A	103,150	19,223,034
		68,233,425

TOTAL HEALTH CARE		304,076,864

INDUSTRIALS - 9.6%
Aerospace & Defense - 2.0%
Airbus Group NV (a)	28,500	3,672,306
Howmet Aerospace, Inc. (a)	99,500	3,429,765
Northrop Grumman Corp.	14,300	5,197,049
The Boeing Co. (a)	193,700	46,402,772
		58,701,892
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	68,327	14,209,966
Airlines - 0.4%
Delta Air Lines, Inc. (a)	178,500	7,721,910
Southwest Airlines Co. (a)	102,300	5,431,107
		13,153,017
Building Products - 1.3%
Carrier Global Corp.	89,038	4,327,247
Fortune Brands Home & Security, Inc.	25,779	2,567,846
The AZEK Co., Inc.	75,520	3,206,579
Trane Technologies PLC	152,802	28,136,960
		38,238,632
Construction & Engineering - 1.0%
Quanta Services, Inc.	326,314	29,554,259
Electrical Equipment - 0.6%
Acuity Brands, Inc.	31,300	5,854,039
AMETEK, Inc.	68,000	9,078,000
Rockwell Automation, Inc.	11,829	3,383,331
		18,315,370
Industrial Conglomerates - 0.9%
General Electric Co.	1,914,300	25,766,478
Honeywell International, Inc.	2,500	548,375
		26,314,853
Machinery - 1.0%
Caterpillar, Inc.	82,574	17,970,580
Deere & Co.	15,347	5,413,040
Otis Worldwide Corp.	60,974	4,985,844
		28,369,464
Professional Services - 0.2%
Experian PLC	149,933	5,788,789
Road & Rail - 1.6%
Canadian Pacific Railway Ltd.	131,100	10,082,901
Lyft, Inc. (a)	5,000	302,400
Old Dominion Freight Lines, Inc.	14,773	3,749,387
Uber Technologies, Inc. (a)	664,372	33,298,325
		47,433,013
Trading Companies & Distributors - 0.1%
AerCap Holdings NV (a)	55,300	2,831,913

TOTAL INDUSTRIALS		282,911,168

INFORMATION TECHNOLOGY - 22.0%
IT Services - 3.4%
Accenture PLC Class A	61,523	18,136,365
Amadeus IT Holding SA Class A (a)	10,900	766,692
MasterCard, Inc. Class A	166,619	60,830,931
PayPal Holdings, Inc. (a)	44,600	13,000,008
TaskUs, Inc.	6,000	205,440
VeriSign, Inc. (a)	10,609	2,415,563
Visa, Inc. Class A	19,826	4,635,715
		99,990,714
Semiconductors & Semiconductor Equipment - 8.5%
Advanced Micro Devices, Inc. (a)	162,451	15,259,022
ASML Holding NV	17,495	12,086,246
KLA Corp.	19,906	6,453,724
Lam Research Corp.	48,501	31,559,601
Marvell Technology, Inc.	1,095,848	63,920,814
Microchip Technology, Inc.	8,800	1,317,712
NVIDIA Corp.	104,058	83,256,806
NXP Semiconductors NV	120,163	24,719,932
Qualcomm, Inc.	78,000	11,148,540
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	17,446	2,096,311
		251,818,708
Software - 7.6%
Adobe, Inc. (a)	45,919	26,892,003
Clear Secure, Inc.	4,500	189,765
DiDi Global, Inc. ADR	59,200	828,800
Dynatrace, Inc. (a)	49,236	2,876,367
FireEye, Inc. (a)	65,600	1,326,432
HubSpot, Inc. (a)	15,300	8,915,616
Intuit, Inc.	45,154	22,133,136
Microsoft Corp.	575,913	156,014,832
Salesforce.com, Inc. (a)	8,634	2,109,027
SUSE SA (a)	16,000	627,025
Tenable Holdings, Inc. (a)	22,309	922,477
Workday, Inc. Class A (a)	12,451	2,972,552
		225,808,032
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	449,855	61,612,141
Samsung Electronics Co. Ltd.	149,830	10,700,249
		72,312,390

TOTAL INFORMATION TECHNOLOGY		649,929,844

MATERIALS - 4.7%
Chemicals - 2.8%
Albemarle Corp. U.S.	10,593	1,784,497
Celanese Corp. Class A	26,293	3,986,019
CF Industries Holdings, Inc.	183,700	9,451,365
Corbion NV	23,000	1,314,522
Corteva, Inc.	137,000	6,075,950
DuPont de Nemours, Inc.	306,583	23,732,590
Huntsman Corp.	79,386	2,105,317
International Flavors & Fragrances, Inc.	67,734	10,119,460
Linde PLC	6,300	1,821,330
Olin Corp.	231,200	10,695,312
Sherwin-Williams Co.	16,566	4,513,407
The Chemours Co. LLC	238,401	8,296,355
		83,896,124
Containers & Packaging - 0.2%
Avery Dennison Corp.	30,310	6,372,374
Metals & Mining - 1.7%
Anglo American PLC (United Kingdom)	64,300	2,554,979
Cleveland-Cliffs, Inc. (a)	99,300	2,140,908
First Quantum Minerals Ltd.	389,400	8,974,797
Franco-Nevada Corp.	3,899	565,821
Freeport-McMoRan, Inc.	389,753	14,463,734
Newmont Corp.	50,700	3,213,366
Nucor Corp.	82,200	7,885,446
Rio Tinto PLC sponsored ADR (b)	95,100	7,977,939
Vale SA sponsored ADR	117,000	2,668,770
		50,445,760

TOTAL MATERIALS		140,714,258

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Equity Residential (SBI)	89,400	6,883,800
Lamar Advertising Co. Class A	15,146	1,581,545
Simon Property Group, Inc.	64,200	8,376,816
		16,842,161
Real Estate Management & Development - 0.0%
Realogy Holdings Corp. (a)	46,000	838,120

TOTAL REAL ESTATE		17,680,281

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	75,600	3,176,225
TOTAL COMMON STOCKS
(Cost $1,804,645,452)		2,919,385,503

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series E (c)(e)	3,500	148,660
INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.6%
ByteDance Ltd. Series E1 (c)(e)	17,226	2,045,243
Yanka Industries, Inc.:
Series E (a)(c)(e)	165,574	5,277,969
Series F (c)(e)	265,105	8,450,699
		15,773,911
Software - 0.0%
Evozyne LLC Series A (c)(e)	20,000	449,400

TOTAL INFORMATION TECHNOLOGY		16,223,311

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $12,936,285)		16,371,971

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.06% (f)	16,412,064	16,415,346
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	14,419,597	14,421,039
TOTAL MONEY MARKET FUNDS
(Cost $30,836,385)		30,836,385
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,848,418,122)		2,966,593,859
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(9,186,288)
NET ASSETS - 100%		$2,957,407,571

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,903,905 or 1.0% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allstar Co-Invest Blocker LP	8/1/11	$5,353,833
ByteDance Ltd. Series E1	11/18/20	$1,887,525
Evozyne LLC Series A	4/9/21	$449,400
KKR Renaissance Co-Invest LP unit	7/25/13	$1,615,838
Reddit, Inc. Series E	5/18/21	$148,660
Tory Burch LLC	5/14/15	$2,039,212
Yanka Industries, Inc. Series E	5/15/20	$2,000,001
Yanka Industries, Inc. Series F	4/8/21	$8,450,699

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,921
Fidelity Securities Lending Cash Central Fund	71,701
Total	$76,622

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$8,104,804	$232,971,223	$224,660,927	$246	$--	$16,415,346	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	11,836,114	209,179,265	206,594,340	--	--	14,421,039	0.0%
Total	$19,940,918	$442,150,488	$431,255,267	$246	$--	$30,836,385

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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